Loans And Leases (Recorded Investment In Loans By Risk Category And Class Of Loans) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 670,441	$ 557,695
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		146,611	150,940
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		512,955	396,427
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,020	7,029
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,855	3,299
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	170,646	126,887
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		168,617	123,369
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,424	2,651
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		605	867
Single-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		120,256	118,386
Single-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		119,707	118,219
Single-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		549	167
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		39,229	47,651
Multi-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		39,081	47,072
Multi-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			425
Multi-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		148	154
Real Estate Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		247,543	173,435
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		140,451	122,465
Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		67	76
Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		134,466	119,843
Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,498	1,701
Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,420	845
Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		81,871	43,087
Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		79,773	39,747
Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,098	2,252
Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			1,088
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,221	7,883
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,221	7,883
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		67,652	61,792
Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,855	3,279
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		65,797	58,513
Home Equity Lines Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,941	23,961
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,735	23,593
Originated For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,681	23,525
Originated For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		54	68
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		206	368
Purchased For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		127	279
Purchased For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		79	89
Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,174	5,583
Other Consumer [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 4,174	5,562
Other Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			$ 21

[1]	Includes $4,779 and $5,403 of commercial leases at December 31, 2019 and December 31, 2018, respectively.